Acquisitions, Investments and Disposals: Fair values of purchase considerations, BCG Companies (Details) (The BCG Companies, Fair Value, USD $) In Thousands, unless otherwise specified	May 07, 2009
The BCG Companies | Fair Value
Cash payment	$ 436,414
Mechel OAO preferred shares	496,159
CVR contingent payment	495,234
Drilling Program contingent payment	19,373
Total Investment	$ 1,447,180